Form N-1A Cover	Nov. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VOYA EQUITY TRUST
Entity Central Index Key	0001063946
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Prospectus Date	Feb. 28, 2025